UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	120 S. LaSalle Street
         	Suite 1330
         	Chicago, IL  60603

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Asst Vice President
Phone:    	312-759-3360
Signature, Place, and Date of Signing:

    Gilbert Licudine    Chicago, Illinois    February 12, 2004

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	50

Form 13F Information Table Value Total:   	$133,258



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Ace Ltd                        COM              G0070K103     4193   101225 SH       SOLE                   101225
Allstate Corp                  COM              020002101     4716   109631 SH       SOLE                   109631
Alltel Corp                    COM              020039103     3749    80488 SH       SOLE                    80488
AmerisourceBergen Corp         COM              03073E105     2920    51995 SH       SOLE                    51995
Aventis                        COM              053561106     2248    33920 SH       SOLE                    33920
BP Amoco PLC Spons ADR F       COM              055622104      311     6312 SH       SOLE                     6312
Bank One Corp                  COM              06423A103     2320    50892 SH       SOLE                    50892
Boeing Co                      COM              097023105     2354    55870 SH       SOLE                    55870
Bristol-Myers Squibb           COM              110122108     3575   125006 SH       SOLE                   125006
Burlington Resources           COM              122014103     3870    69874 SH       SOLE                    69874
Canadian Natl Railway Co       COM              136375102      221     3500 SH       SOLE                     3500
ChevronTexaco                  COM              166764100     4036    46718 SH       SOLE                    46718
Citigroup Inc                  COM              172967101      395     8130 SH       SOLE                     8130
Dell Inc                       COM              24702R101     1649    48518 SH       SOLE                    48518
Earth Search Sciences Inc.     COM              270313109        0    10000 SH       SOLE                    10000
Exxon Mobil Corp               COM              30231G102     1704    41549 SH       SOLE                    41549
Flaherty & Crumrine Pfd Inc Op COM              33848E106     2947   205212 SH       SOLE                   205212
FleetBoston Financial Corp     COM              339030108     2937    67291 SH       SOLE                    67291
Fortune Brands                 COM              349631101     3233    45224 SH       SOLE                    45224
General Electric               COM              369604103      476    15370 SH       SOLE                    15370
Health Care Select Spdr        COM              81369Y209     8743   289975 SH       SOLE                   289975
Honeywell Inc                  COM              438516106     2243    67085 SH       SOLE                    67085
Intel Corp                     COM              458140100     1970    61465 SH       SOLE                    61465
Intl Bus Machines              COM              459200101      366     3953 SH       SOLE                     3953
Ivax Corp                      COM              465823102     4278   179125 SH       SOLE                   179125
Johnson & Johnson              COM              478160104      353     6840 SH       SOLE                     6840
Kerr-Mcgee Corp                COM              492386107     3934    84620 SH       SOLE                    84620
Kimberly Clark                 COM              494368103     3491    59080 SH       SOLE                    59080
Kroger                         COM              501044101     3606   194795 SH       SOLE                   194795
Laboratory Corp                COM              50540R409     2333    63150 SH       SOLE                    63150
Liberty Media                  COM              530718105     4763   400625 SH       SOLE                   400625
MB Financial Inc               COM              55264U108      435    11962 SH       SOLE                    11962
Morgan Stanley Dean Witter Dis COM              617446448     1512    26125 SH       SOLE                    26125
Motorola                       COM              620076109     2318   165600 SH       SOLE                   165600
National Semiconductor Corp    COM              637640103     2584    65560 SH       SOLE                    65560
News Corp                      COM              652487703     4332   119990 SH       SOLE                   119990
Northrop Corp                  COM              666807102     2377    24865 SH       SOLE                    24865
Novartis AG Sponsored ADR      COM              66987V109     3978    86675 SH       SOLE                    86675
Nuveen Quality Preferred Incom COM              67072C105     2857   179000 SH       SOLE                   179000
Pfizer Inc                     COM              717081103      266     7518 SH       SOLE                     7518
Sara Lee Corp                  COM              803111103     3564   164170 SH       SOLE                   164170
Texas Instruments              COM              882508104     1619    55110 SH       SOLE                    55110
Time Warner Inc                COM              887317105     3718   206685 SH       SOLE                   206685
Unisys Corp                    COM              909214108     3774   254150 SH       SOLE                   254150
UnumProvident Corporation      COM              91529Y106     2045   129650 SH       SOLE                   129650
Utility Sector Spdr            COM              81369Y886     5321   228070 SH       SOLE                   228070
Wal-Mart                       COM              931142103     3494    65856 SH       SOLE                    65856
Walt Disney Co                 COM              254687106     3195   136960 SH       SOLE                   136960
Washington Mutual Inc          COM              939322103     1452    36201 SH       SOLE                    36201
Whirlpool Corp                 COM              963320106      484     6657 SH       SOLE                     6657